Income taxes - Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Applicable tax rate	27.00%	27.00%
Net loss before income taxes	$ (49,339)	$ (35,271)
Investment tax credits earned	(3,182)	(3,126)
Expected tax recovery at 27.00% (2019 – 27.00%)	(13,322)	(9,523)
Non-deductible expenses (non-taxable income)	(3,001)	(73)
Expiry of losses and ITC	194	0
Foreign tax rate differences	1,668	1,304
Change in unrecognized deductible temporary differences	17,707	11,427
Other	66	11
Total income tax expense	$ 130	$ 20